Risk Management Section - NPV-at-Risk banking books per business (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unfloored Parallel Downward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ (1,958)
Unfloored Parallel Downward [Member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(55)
Unfloored Parallel Downward [Member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(1,344)
Unfloored Parallel Downward [Member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(521)
Unfloored Parallel Downward [Member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(38)
Unfloored Parallel Upward [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(153)
Unfloored Parallel Upward [Member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	134
Unfloored Parallel Upward [Member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(269)
Unfloored Parallel Upward [Member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	(54)
Unfloored Parallel Upward [Member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk	€ 35
Floored Parallel Downward [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ 926
Floored Parallel Downward [member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		309
Floored Parallel Downward [member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(492)
Floored Parallel Downward [member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(368)
Floored Parallel Downward [member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		1,476
Floored Plus Hundred Bps [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(2,073)
Floored Plus Hundred Bps [Member] | Wholesale Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(184)
Floored Plus Hundred Bps [Member] | Retail Banking [Member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(468)
Floored Plus Hundred Bps [Member] | Retail Challengers & Growth Markets [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		(17)
Floored Plus Hundred Bps [Member] | Corporate Line Banking [member]
Net Present Value At Risk [Line Items]
NPV-at-Risk		€ (1,404)